Investment Objectives and Goals - Stance Sustainable Beta ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	STANCE SUSTAINABLE BETA ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Stance Sustainable Beta ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”).